Schedule of Concentration Risk Percent (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Cost of goods	$ 2,836,195		$ 5,815,774		$ 4,109,128
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Revenues	$ 2,774,030		$ 6,038,954		$ 2,506,196
Concentrationr risk, percentage	100.00%		100.00%		51.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenues					$ 2,398,185
Concentrationr risk, percentage					49.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentrationr risk, percentage			100.00%		76.00%
Accounts receivable	$ 8,545,150		$ 8,545,150		$ 2,506,196
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentrationr risk, percentage					24.00%
Accounts receivable					$ 788,834
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%		100.00%		100.00%
Cost of goods	$ 2,836,195		$ 5,815,774		$ 4,109,128
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage			100.00%		100.00%
Accounts payable	$ 4,505,382		$ 4,505,382		$ 2,498,787